10. EMPLOYEE EQUITY INCENTIVE PLAN (Details 2)	9 Months Ended
Sep. 30, 2017 $ / shares shares
Options Outstanding-Number of Shares
Beginning Balance | shares	14,824,158
Grants | shares	2,854,000
Exercised | shares	(522,428)
Forfeiture/Canceled | shares	(3,048,967)
Ending Balance | shares	14,106,763
Options Outstanding-Weighted Average Exercise Price
Beginning Balance | $ / shares	$ 0.52
Grants | $ / shares	0.5
Exercised | $ / shares	0.16
Forfeiture/Canceled | $ / shares	0.73
Ending Balance | $ / shares	$ 0.76
Ending Exercisable, Shares | shares	0.76
Ending Exercisable, Exercise Price | $ / shares	$ 0.76
Weighted Average Remaining Contractual Term	8 years 9 months 14 days